                        STAGECOACH FUNDS-Registered Trademark-

Semi-Annual Report

MONEY MARKET

       Funds


     National Tax-Free Money Market Fund

     Prime Money Market Fund

     Treasury Plus Money Market Fund


[GRAPHIC]

September 30, 1999

INSTITUTIONAL CLASS

Money Market Funds                                             TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Prime Money Market Fund......................................3

        Treasury Plus Money Market Fund..............................3

        National Tax-Free Money Market Fund..........................6

    PORTFOLIOS OF INVESTMENTS

        National Tax-Free Money Market Fund..........................8

        Prime Money Market Fund.....................................14

        Treasury Plus Money Market Fund.............................18

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................20

        Statement of Operations.....................................21

        Statements of Changes in Net Assets.........................22

        Financial Highlights........................................24

        Notes to Financial Statements...............................36

    SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS..................47

    LIST OF ABBREVIATIONS...........................................49

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                        Money Market Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the semi-annual report for the period ended September 30, 1999. The report includes information about your investment over the six-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between April 1, 1999, and September 30, 1999.
  Despite the two interest rate increases during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the DJIA and the S&P 500 Index were off about 10% from their summer peaks. Investors can expect some potential volatility toward the end of the year due to Y2K concerns.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.

Money Market Funds                                        LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

  In addition, the short-term Treasury market experienced higher yields late in the six-month period. However, during the last half of September there was a rally in the six-month bills as the three-month bills were experiencing maturities in late December. Consequently, investors stayed away from the late December maturities due to Y2K concerns and reinvestment risk in late December. Third quarter short-term agency yields rose more than short-term Treasury yields, widening the spread between agencies' discount notes and T-Bills. Agency spreads widened out considerably in the front-end, primarily due to Y2K concerns. The spread in the three-month sector stood at 68 basis points, while the one-year spread was 60 basis points.
  As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Thank you again for your continued investment with the Stagecoach Funds. At the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. The next annual or semi-annual report you receive will reflect the Wells Fargo Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

PRIME MONEY MARKET FUND - INSTITUTIONAL CLASS
TREASURY PLUS MONEY MARKET FUND - INSTITUTIONAL CLASS

  TWO STAGECOACH MONEY MARKET FUNDS (EACH, A "FUND," COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach Prime Money Market Fund seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.
  The Stagecoach Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.
  The Funds are managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University, Los Angeles.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

PERFORMANCE SUMMARY
  For the six-month period ended September 30, 1999, the Stagecoach Money Market Funds' cumulative total returns(1) were as follows:

  ------------------------------------------------------
  PRIME MONEY MARKET FUND                          2.48%
  TREASURY PLUS MONEY MARKET FUND                  2.33%

  The seven-day current yields for the Stagecoach Money Market Funds as of September 30, 1999, were the following:

  ------------------------------------------------------
  PRIME MONEY MARKET FUND                          5.22%
  TREASURY PLUS MONEY MARKET FUND                  4.73%

  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  The Federal Reserve Board (the "Fed") raised the Federal Funds Rate on
August 24 from 5.00% to 5.25%, as anticipated. This move by the Fed, along with the June 30 Federal Funds Rate increase from 4.75% to 5.00%, caused the money market yield curve to become steeper. The Fed described these rate increases as a partial effort to undo the three rate decreases it made last fall to address the economic turmoil overseas. Another factor causing money market yields to increase is that borrowers are avoiding purchasing securities that mature in late December due to potential Y2K problems, thus increasing the demand for securities of other maturities. The Funds performed favorably compared to their benchmarks because they maintained weighted average maturities which were longer than average.

STRATEGIC OUTLOOK
  The Fed was expected to increase short-term interest rates once again in November in its continued fight against inflation and to restrain long-term interest rates. Inflation is expected to average little more than 2% this year and 2.5% next year. Going forward, the Funds will continue to take advantage of the relatively steep yield curve by maintaining weighted average maturities longer

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

than average, while maintaining high credit quality. To maintain adequate liquidity, the Funds will continue to hold core positions of overnight repurchase agreements. We believe it's prudent to continue to focus more on credit quality, stability, capital preservation and liquidity, rather than yield.

(1) Figures quoted represent past performance, which is no guarantee of future results. The Funds are neither insured nor guaranteed by the U.S. Government.

    A portion of the Funds' distributions may be subject to federal, state, and/or local taxes or the alternative minimum tax (AMT).

    The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower. There is no guarantee such reductions will continue.

    An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND - INSTITUTIONAL CLASS
  The Stagecoach National Tax-Free Money Market Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.
  The Fund is managed by Kevin Shaughnessy of Wells Capital Management Incorporated. Mr. Shaughnessy joined Wells Fargo Bank in 1996 from Lehman Brothers. He holds a B.S. degree in Business Administration and an M.B.A. in Finance from California State University, Hayward. Mr. Shaughnessy has more than 10 years of experience in the investment industry and is a Chartered Financial Analyst candidate.

PERFORMANCE SUMMARY
  The cumulative total return(1) for the six-month period ended September 30, 1999, for the Stagecoach National Tax-Free Money Market Fund was 1.49%. The seven-day current yield for the Stagecoach National Tax-Free Money Market Fund as of September 30, 1999, was 3.36%.
  These tax-free yields are generally higher than the after-tax return on a comparable taxable investment. For example, in order to match a 3.36% tax-free yield, an investor in the maximum 39.60% federal income tax bracket would need to earn 5.56% on a taxable investment. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Short-term municipal security yields fell significantly during the first two weeks of the third quarter. This was due primarily to reinvestment of coupon income from tax-exempt money market funds. However, by mid-July, the downward trend was reversed, and yields began a climb that ended in a 75 basis point increase by the end of the quarter. In response to this volatility, the Fund increased its allocation to floating rate instruments. When rates reached their high point in September, the Fund purchased fixed-rate notes at attractive prices to replace its positions in maturing notes.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  Looking forward, the Fund will continue to emphasize purchasing floating rate notes since the fourth quarter of the year is typically characterized by a strong need for liquidity from tax-exempt money market funds. In the current economic environment, we expect short-term municipal rates to continue to push upward. We intend to maintain our emphasis on preservation of principal, high liquidity, credit quality and the highest possible tax-exempt returns for our clients.

(1) Figures quoted represent past performance, which is no guarantee of future results. The Fund is neither insured nor guaranteed by the U.S. Government.

    A portion of the Fund's distributions may be subject to federal, state, and/or local taxes or the alternative minimum tax (AMT).

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

    An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
PRINCIPAL    SECURITY NAME                                RATE         DATE+         VALUE
             MUNICIPAL SECURITIES - 98.29%
             ALABAMA - 0.79%
$1,000,000   Alabama State Public School & College
               Authority Revenue Series 101                3.90%      11/01/13    $  1,000,000

             CALIFORNIA - 1.59%
$2,000,000   Irvine Ranch CA Water District                3.50%      10/01/05    $  2,000,000

             COLORADO - 0.40%
$  500,000   Douglas County CO MFHR Autumn Chase
               Project                                     3.70%      07/01/06    $    500,000

             DISTRICT OF COLUMBIA - 1.19%
$1,500,000   District of Columbia GO                       4.25%      06/01/03    $  1,500,000

             FLORIDA - 7.44%
$2,000,000   Broward County FL Port Everglades
               Facilities AMBAC Insured                    3.90%      09/01/27    $  2,000,000
 1,875,000   Florida State GO                              3.85       07/01/27       1,875,000
 1,000,000   Orange County FL GO                           3.95       10/01/10       1,000,000
 2,000,000   Palm Beach FL GO                              3.25       10/07/99       2,000,000
 2,495,000   Tampa FL Sports Authority Revenue
               Series 98                                   3.85       01/01/27       2,495,000
                                                                                  ------------
                                                                                  $  9,370,000

             GEORGIA - 1.99%
$  500,000   Clayton County GA MFHR                        3.85%      08/01/06    $    500,000
 2,000,000   Dougherty County GA USD                       3.90       03/01/00       2,006,488
                                                                                  ------------
                                                                                  $  2,506,488

             HAWAII - 1.79%
$2,250,000   Hawaii State GO                               3.85%      03/01/14    $  2,250,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
PRINCIPAL    SECURITY NAME                                RATE         DATE+         VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             IOWA - 1.91%
$2,000,000   Polk County IA GO                             3.85%      12/01/15    $  2,000,000
   400,000   Iowa Financing Authority Revenue              4.10       02/01/32         400,000
                                                                                  ------------
                                                                                  $  2,400,000

             ILLINOIS - 9.07%
$1,925,000   Chicago Water                                 4.15%      12/01/99    $  1,927,973
 5,000,000   Illinois HFFA                                 3.90       08/15/25       5,000,000
 4,500,000   Illinois HFFA                                 3.75       01/01/16       4,500,000
                                                                                  ------------
                                                                                  $ 11,427,973

             INDIANA - 2.62%
$1,500,000   Indianapolis IN Airport Authority Revenue     3.90%      02/23/00    $  1,500,000
 1,800,000   Indiana HFFA                                  3.70       02/15/26       1,800,000
                                                                                  ------------
                                                                                  $  3,300,000

             LOUISIANA - 2.46%
$  600,000   Ascension Parish LA PCR                       3.95%      09/01/23    $    600,000
 1,000,000   De Soto Parish LA PCR                         3.60       11/30/99       1,000,000
 1,500,000   Plaquemines LA Port Harbor & Terminal
               District                                    3.05       03/15/00       1,500,000
                                                                                  ------------
                                                                                  $  3,100,000

             MAINE - 2.62%
$3,300,000   Regional Waste Systems Recovery Revenue       3.90%      07/01/12    $  3,300,000

             MARYLAND - 1.59%
$2,000,000   Maryland State GO                             3.85%      08/01/12    $  2,000,000

             MASSACHUSETTS - 0.79%
$1,000,000   Baltimore MA Tax-Exempt                       3.20%      10/07/99    $  1,000,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
PRINCIPAL    SECURITY NAME                                RATE         DATE+         VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN - 0.48%
$  600,000   Michigan State Higher Education               3.75%      10/01/13    $    600,000

             MINNESOTA - 1.35%
$  700,000   Cohasset MN Power Revenue                     3.95%      06/01/20    $    700,000
 1,000,000   Minneapolis MN GO                             5.30       11/01/99       1,001,481
                                                                                  ------------
                                                                                  $  1,701,481

             MISSOURI - 4.53%
$4,500,000   Missouri State Health & Educational
               Facilities Authority Revenue Series B       4.00%      10/01/24    $  4,500,000
 1,200,000   Missouri HFFA                                 3.50       04/29/00       1,201,875
                                                                                  ------------
                                                                                  $  5,701,875

             NEW MEXICO - 1.20
$1,500,000   New Mexico State GO                           4.00%      06/30/00    $  1,508,336

             NEW YORK - 3.09%
$1,500,000   C. Rochester NY CP                            3.35%      10/05/99    $  1,500,000
 1,395,000   New York State Dorm Authority Revenue         3.65       02/15/13       1,395,000
 1,000,000   New York NY GO                                3.80       02/17/00       1,000,000
                                                                                  ------------
                                                                                  $  3,895,000

             NORTH CAROLINA - 1.27%
$  900,000   North Carolina Medical Care Community
               Hospital                                    3.85%      10/01/23    $    900,000
   400,000   North Carolina Medical Care Community
               Hospital                                    3.75       10/01/20         400,000
   300,000   North Carolina Medical Care Community
               Hospital                                    3.85       09/01/02         300,000
                                                                                  ------------
                                                                                  $  1,600,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
PRINCIPAL    SECURITY NAME                                RATE         DATE+         VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             OHIO - 1.68%
$1,000,000   Hamilton County OH                            5.90%      12/01/99    $  1,004,403
 1,115,000   Ohio State Air Quality Revenue                3.10       11/04/99       1,115,000
                                                                                  ------------
                                                                                  $  2,119,403

             OREGON - 1.51%
$  900,000   Oregon GO                                     3.20%      04/13/00    $    900,000
 1,000,000   Portland OR Sewer Revenue                     3.85       06/01/14       1,000,000
                                                                                  ------------
                                                                                  $  1,900,000

             PENNSYLVANIA - 5.05%
$1,100,000   Allegheny County PA IDA Series C              3.95%      07/01/27    $  1,100,000
 2,000,000   Allegheny County PA International Airport
               Revenue MBIA Insured                        5.00       01/01/00       2,008,605
 1,050,000   Northampton County PA Higher Education
               Authority Revenue                           6.75       11/15/99       1,054,742
 2,200,000   Pennsylvania State GO                         3.75       06/01/29       2,200,000
                                                                                  ------------
                                                                                  $  6,363,347

             RHODE ISLAND - 2.75%
$3,345,000   Rhode Island GO                               6.00%      05/15/00    $  3,467,288

             SOUTH CAROLINA - 1.19%
$1,500,000   South Carolina Educational Facilities         3.85%      10/01/26    $  1,500,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
PRINCIPAL    SECURITY NAME                                RATE         DATE+         VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             TEXAS - 12.40%
$3,000,000   Dallas TX GO                                  3.35%      10/20/99    $  3,000,000
 1,005,000   Dallas TX Waterworks                          7.00       10/01/99       1,005,000
   900,000   Gulf Coast TX GO                              4.00       06/01/24         900,000
   700,000   Gulf Coast TX GO                              3.85       06/01/20         700,000
 2,500,000   Houston Water                                 3.35       10/05/99       2,500,000
 2,500,000   Panhandle-Plains TX Higher Education
               Student Loan Revenue Series B               3.75       06/01/23       2,500,000
 1,000,000   Panhandle-Plains TX Higher Education
               Student Loan Revenue Series B               3.75       06/01/21       1,000,000
 1,500,000   South Texas Higher Education Authority
               Revenue                                     3.80       12/01/29       1,500,000
 2,500,000   Texas State GO                                4.50       08/31/00       2,517,688
                                                                                  ------------
                                                                                  $ 15,622,688

             VERMONT - 2.38%
$3,000,000   Vermont HFA                                   3.70%      09/07/00    $  3,000,000

             VIRGINIA - 2.38%
$3,000,000   Virginia State Public Building Authority
               Series 131                                  3.85%      08/01/19    $  3,000,000

             WASHINGTON - 9.72%
$2,000,000   Anacortes WA Tax-Exempt CP                    3.40%      10/06/99    $  2,000,000
 1,680,000   Washington Power                              7.25       01/01/00       1,730,670
 4,300,000   Washington State Healthcare Facilities        3.75       10/01/05       4,300,000
 2,210,000   Washington State Healthcare Facilities        3.75       10/01/05       2,210,000
 1,000,000   Washington State Healthcare Facilities        3.90       08/01/14       1,000,000
 1,000,000   Washington State HFA                          4.10       07/01/25       1,000,000
                                                                                  ------------
                                                                                  $ 12,240,670

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
PRINCIPAL    SECURITY NAME                                RATE         DATE+         VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             WISCONSIN - 6.14%
$1,100,000   Carlton WI PCR                                3.90%      09/01/05    $  1,100,000
 5,000,000   Milwaukee WI GO                               3.90       09/07/00       5,000,000
 1,630,000   Wisconsin State HFA                           3.77       01/01/16       1,630,000
                                                                                  ------------
                                                                                  $  7,730,000

             WYOMING - 4.92%
$3,000,000   Sublette County WY PCR                        3.85%      11/01/14    $  3,000,000
 3,200,000   Uinta County WY PCR                           3.75       08/15/20       3,200,000
                                                                                  ------------
                                                                                  $  6,200,000
             TOTAL MUNICIPAL SECURITIES                                           $123,804,549
             (Cost $123,804,549)

             TOTAL INVESTMENTS IN SECURITIES

    (Cost $123,804,549)* (Notes 1 and 3)             98.29%     $123,804,549
    Other Assets and Liabilities, Net                 1.71         2,147,896
                                                    ------      ------------
    TOTAL NET ASSETS                                100.00%     $125,952,445
                                                    ======      ============
----------------------------------------------------------------------------

    +  SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT
       TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
    *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
       FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

Prime Money Market Fund PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
(UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               CERTIFICATES OF DEPOSIT - 20.09%

$ 50,000,000   Abn-Amro Bank NV                            5.30%      03/09/00   $   49,991,570
  34,250,000   Bayerische Hypo Verinsbank NY               5.27       03/03/00       34,238,883
  50,000,000   Beta Finance Incorporated                   5.15       02/18/00       49,995,504
  25,000,000   Chase Manhattan USA                         5.61       01/18/00       25,000,000
  50,000,000   Chase USA                                   5.38       10/01/99       50,000,000
  30,000,000   Credit Suisse First Boston                  5.60       01/25/00       30,000,467
  75,000,000   Dresdner Bank AG NY                         5.31       12/09/99       75,000,000
  25,000,000   Natexis Bank                                5.28       12/07/99       25,000,906
  60,000,000   National Westminster Plc NY                 5.13       03/17/00       59,993,373
  50,000,000   National Westminster Plc NY                 5.14       04/14/00       49,987,094
  50,000,000   RaboBank Nederland NY                       5.03       01/18/00       50,001,458
 160,000,000   Southtrust Bank                             5.69       10/01/99      160,000,000
  60,000,000   Southtrust Bank                             5.63       10/01/99       60,000,000
                                                                                 --------------
               TOTAL CERTIFICATES OF DEPOSIT                                     $  719,209,255
               (Cost $719,209,255)

               COMMERCIAL PAPER - 56.23%

$ 48,500,000   Apreco Incorporated                         5.36%      10/20/99   $   48,362,799
  40,000,000   Atlantis One Funding Corporation            5.78#      02/10/00       39,152,267
  65,000,000   BankAmerica                                 5.19#      11/03/99       64,690,762
  50,000,000   BankAmerica                                 4.85#      11/10/99       49,730,556
  64,859,000   Barton Capital Corporation                  5.35       10/12/99       64,752,974
  58,101,000   Barton Capital Corporation                  5.80       03/06/00       56,631,805
  35,000,000   Bavaria Universal Funding                   5.28       02/15/00       34,998,711
  30,000,000   Beta Finance Incorporated                   6.15       09/14/00       30,000,000
  67,597,000   Compass Securitization                      5.40       11/09/99       67,201,558
  24,966,000   Compass Securitization LLC                  5.22#      12/17/99       24,688,820
  85,000,000   Corporate Receivables Corporation++         5.34       10/15/99       84,823,483
  50,000,000   Corporate Receivables Corporation           5.36       10/07/99       49,955,333
  75,000,000   Credit Suisse First Boston                  5.81       03/06/00       73,099,647
  49,000,000   CXC Incorporated                            5.34       10/14/99       48,905,504
  50,000,000   Dresdner Bank AG                            5.30       10/06/99       49,963,194
  35,000,000   Dresdner U.S. Finance                       4.88#      01/14/00       34,501,833
 145,000,000   Ford Motor Credit                           5.31       10/07/99      144,871,675

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED) Prime Money Market
Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               COMMERCIAL PAPER (CONTINUED)
$ 70,000,000   GE Capital Services Incorporated            5.33%      11/04/99   $   69,647,628
  75,000,000   GE Financial Assurance                      5.33       10/13/99       74,866,750
  25,000,000   GE Capital Services Incorporated            4.87#      01/24/00       24,611,076
  50,000,000   Goldman Sachs Group LP                      5.15#      10/19/99       49,871,250
  35,000,000   Goldman Sachs Group LP                      5.63#      02/03/00       34,316,406
  25,000,000   Goldman Sachs Group LP                      6.10       09/25/00       25,000,000
  12,000,000   Goldman Sachs Group LP                      6.07       08/31/00       12,000,000
  75,000,000   Grand Funding Corporation                   5.87       01/05/00       73,826,001
  50,000,000   Grand Funding Corporation                   5.78       03/03/00       48,763,723
  20,000,000   Greenwich Funding Corporation++             5.35       10/06/99       19,985,139
  40,000,000   JP Morgan & Company                         5.12#      12/08/99       39,613,156
  45,000,000   Moat Funding LLC                            5.73#      05/09/00       43,417,088
  30,000,000   Mont Blanc Capital                          5.35       10/07/99       29,973,250
  29,956,000   Monte Rosa Capital                          5.35       10/12/99       29,907,030
  25,000,000   Morgan Stanley/Dean Witter                  5.45#      01/19/00       24,583,680
  30,000,000   Moriarty Ltd                                5.35       10/20/99       29,915,292
  40,000,000   Old Line Funding Corporation                5.81       01/27/00       39,238,245
  30,000,000   Perry Funding Corporation                   5.87       03/08/00       29,222,226
  35,000,000   Salomon Smith Barney Holdings               5.42#      01/18/00       34,425,630
 125,000,000   Sheffield Receivables Corporation++         5.36       10/01/99      125,000,000
  50,000,000   Special Purpose A/R Corporation             5.95       02/18/00       48,843,057
  50,000,000   Trident Capital Finance                     5.36       10/14/99       49,903,222
  29,949,000   Triple A One Funding                        5.38       11/02/99       29,805,777
  60,000,000   UBS Finance Incorporated                    5.63       10/01/99       60,000,000
                                                                                 --------------
               TOTAL COMMERCIAL PAPER                                            $2,013,066,547
               (Cost $2,013,066,547)

               CORPORATE BONDS & NOTES - 10.50%

$ 12,500,000   Abbey National Treasury Services            5.13%      05/04/00   $   12,495,013
  30,000,000   Abbey National Treasury Services            5.65       07/24/00       29,988,306
  25,000,000   BankAmerica                                 5.00       01/06/00       24,998,718
  58,300,000   CC USA Incorporated                         5.61       06/07/00       58,300,000
  20,000,000   Goldman Sachs Group LP                      6.00       08/07/00       20,000,000
  50,000,000   IBM Credit Corporation                      5.27       04/07/00       49,981,872

Prime Money Market Fund PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
(UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               CORPORATE BONDS & NOTES (CONTINUED)
$ 40,000,000   IBM Credit Corporation                      4.67%      10/29/99   $   39,998,696
  50,000,000   Sigma Finance Incorporated                  5.04       02/02/00       50,000,000
  30,000,000   Sigma Finance Incorporated                  5.23       03/29/00       30,000,000
  25,000,000   Sigma Finance Incorporated                  5.44       05/24/00       25,000,000
  35,000,000   Texaco Capital Corporation                  5.11       05/03/00       34,986,081
                                                                                 --------------
               TOTAL CORPORATE BONDS & NOTES                                     $  375,748,686
               (Cost $375,748,686)

               VARIABLE AND FLOATING RATE BONDS - 11.45%

$ 50,000,000   Comerica Bank                               5.43%      09/25/00   $   49,966,149
  30,000,000   Goldman Sachs Group LP                      5.47       09/15/00       29,997,130
  50,000,000   Huntington National Bank                    5.29       10/26/99       49,998,990
  75,000,000   KeyBank N.A.                                5.33       10/04/99       74,999,759
 125,000,000   National City Bank                          5.42       09/29/00      124,902,187
  40,000,000   National Rural Utilities                    5.32       11/23/99       40,000,000
  40,000,000   Special Purpose A/R Corporation             5.53       02/24/00       40,000,000
                                                                                 --------------
               TOTAL VARIABLE AND FLOATING RATE BONDS                            $  409,864,216
               (Cost $409,864,216)

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED) Prime Money Market
Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               REPURCHASE AGREEMENTS - 1.33%

$ 30,916,000   Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.28%      10/01/99   $   30,916,000
   5,374,000   JP Morgan Securities Incorporated
                 Repurchase Agreement - 102%
                 Collateralized by U.S. Government
                 Securities                                5.25       10/01/99        5,374,000
  11,228,000   Morgan Stanley & Company Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.20       10/01/99       11,228,000
                                                                                 --------------
               TOTAL REPURCHASE AGREEMENTS                                       $   47,518,000
               (Cost $47,518,000)

               TOTAL INVESTMENTS IN SECURITIES

    (Cost $3,565,406,704)* (Note 1)              99.60%     $3,565,406,704
    Other Assets and Liabilities, Net             0.40          14,438,739
                                                ------      --------------
    TOTAL NET ASSETS                            100.00%     $3,579,845,443
                                                ======      ==============
--------------------------------------------------------------------------

        ++  REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE
            PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION
            4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO
            QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED
            LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH
            PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
         #  YIELD TO MATURITY.
         *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
            FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                      PORTFOLIO OF INVESTMENTS -
Treasury Plus Money Market Fund                   SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               U.S. TREASURY SECURITIES - 55.72%
               U.S. TREASURY BILLS - 33.69%
$605,000,000   U.S. Treasury Bills                         4.00%#     10/07/99   $  604,570,500
  60,000,000   U.S. Treasury Bills                         4.71#      01/06/00       59,217,533
  40,000,000   U.S. Treasury Bills                         4.65#      12/23/99       39,554,566
  20,000,000   U.S. Treasury Bills                         4.76#      01/13/00       19,725,555
                                                                                 --------------
                                                                                 $  723,068,154

               U.S. TREASURY NOTES - 22.03%
$130,000,000   U.S. Treasury Notes                         7.13%      02/29/00   $  131,146,706
 125,000,000   U.S. Treasury Notes                         7.75       01/31/00      126,192,730
  65,000,000   U.S. Treasury Notes                         7.75       11/30/99       65,315,366
  50,000,000   U.S. Treasury Notes                         5.50       02/29/00       50,132,125
  50,000,000   U.S. Treasury Notes                         5.63       11/30/99       50,081,071
  30,000,000   U.S. Treasury Notes                         5.38       07/31/00       29,968,820
  20,000,000   U.S. Treasury Notes                         5.38       01/31/00       20,029,996
                                                                                 --------------
                                                                                 $  472,866,814
               TOTAL U.S. TREASURY SECURITIES                                    $1,195,934,968
               (Cost $1,195,934,968)

PORTFOLIO OF INVESTMENTS -

SEPTEMBER 30, 1999 (UNAUDITED)                   Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               REPURCHASE AGREEMENTS - 44.30%

$  5,808,000   Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.28       10/01/99   $    5,808,000
 208,190,000   HSBC Securities Incorporated Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.28       10/01/99      208,190,000
 380,379,000   JP Morgan Securities Incorporated
                 Repurchase Agreement - 102%
                 Collateralized by U.S. Government
                 Securities                                5.25       10/01/99      380,379,000
 356,614,000   Morgan Stanley & Company Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.20       10/01/99      356,614,000
                                                                                 --------------
               TOTAL REPURCHASE AGREEMENTS                                       $  950,991,000

               TOTAL INVESTMENTS IN SECURITIES

    (Cost $2,146,925,968)* (Notes 1 and 3)      100.02%     $2,146,925,968
    Other Assets and Liabilities, Net            (0.02)           (507,490)
                                                ------      --------------
    TOTAL NET ASSETS                            100.00%     $2,146,418,478
                                                ======      ==============
--------------------------------------------------------------------------

         #  YIELD TO MATURITY.
         *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
            FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                           STATEMENT OF ASSETS AND LIABILITIES -
Money Market Funds                                SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                       NATIONAL             PRIME      TREASURY PLUS
                                                 TAX-FREE MONEY      MONEY MARKET       MONEY MARKET
                                                    MARKET FUND              FUND               FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $479,541,000 for the Prime Money
    Market Fund and $918,454,573 for the
    Treasury Plus Money Market Fund)              $123,804,549      $3,565,406,704    $2,146,925,968
  Cash                                              1,581,805              52,344            12,875
RECEIVABLES
  Interest                                            786,005          21,709,051         5,884,623
Organization expenses, net of
  amortization                                              0              13,636            25,179
TOTAL ASSETS                                      126,172,359       3,587,181,735     2,152,848,645

LIABILITIES
Payables:
  Distribution to shareholders                         42,935           5,770,118         5,055,097
  Due to distributor (Note 2)                           3,792             123,517            98,998
  Due to adviser (Note 2)                              56,598           1,171,173           795,190
  Other                                               116,589             271,484           480,882
TOTAL LIABILITIES                                     219,914           7,336,292         6,430,167
TOTAL NET ASSETS                                  $125,952,445      $3,579,845,443    $2,146,418,478
NET ASSETS CONSIST OF:
  Paid-in capital                                 $125,963,410      $3,579,852,422    $2,146,418,478
  Undistributed net realized gain (loss)
    on investments                                    (10,965)             (6,979)                0
TOTAL NET ASSETS                                  $125,952,445      $3,579,845,443    $2,146,418,478

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                              $104,759,240      $ 483,356,697     $ 586,180,875
Shares outstanding - Class A                      104,763,434         483,463,122       586,222,928
Net asset value and offering price per
  share - Class A                                 $      1.00       $        1.00     $        1.00
Net assets - Administrative Class                         N/A       $ 361,365,090     $  74,766,729
Shares outstanding - Administrative
  Class                                                   N/A         361,308,015        74,752,284
Net asset value and offering price per
  share - Administrative Class                            N/A       $        1.00     $        1.00
Net assets - Class E                                      N/A                 N/A     $ 628,328,155
Shares outstanding - Class E                              N/A                 N/A       628,322,078
Net asset value and offering price per
  share - Class E                                         N/A                 N/A     $        1.00
Net assets - Institutional Class                  $21,193,205       $1,236,186,946    $ 567,988,280
Shares outstanding - Institutional Class           21,199,975       1,236,267,382       568,123,381
Net asset value and offering price per
  share - Institutional Class                     $      1.00       $        1.00     $        1.00
Net assets - Service Class                                N/A       $1,498,936,710    $ 289,154,439
Shares outstanding - Service Class                        N/A       1,499,061,880       289,173,661
Net asset value and offering price per
  share - Service Class                                   N/A       $        1.00     $        1.00
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS -
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)  Money Market Funds
------------------------------------------------------------------------

                                                       NATIONAL             PRIME      TREASURY PLUS
                                                 TAX-FREE MONEY      MONEY MARKET       MONEY MARKET
                                                    MARKET FUND              FUND               FUND

INVESTMENT INCOME
  Interest                                         $1,821,019        $95,329,438        $58,344,854
TOTAL INVESTMENT INCOME                            1,821,019         95,329,438         58,344,854
EXPENSES (NOTE 2)
  Advisory fees                                      167,784          4,624,393          3,009,213
  Administration fees                                 75,473          2,458,922          1,571,067
  Custody fees                                         9,410            308,911            201,017
  Shareholder servicing fees                         104,920          2,495,407          2,258,194
  Portfolio accounting fees                           42,031            400,784            271,751
  Transfer agency fees                                33,675            687,607            568,488
  Distribution fees                                        0                  0                  0
  Organization costs                                   3,689              6,288             11,608
  Legal and audit fees                                 2,642            142,841            115,050
  Registration fees                                    3,340             73,301             62,703
  Directors' fees                                        375                214                943
  Shareholder reports                                 48,250             28,212            131,804
  Other                                                1,423             62,429             41,901
  Total Expenses                                     493,012         11,289,309          8,243,739
  Less:
    Waived fees and reimbursed expenses             (157,389)        (3,490,553)        (2,388,429)
NET EXPENSES                                         335,623          7,798,756          5,855,310
NET INVESTMENT INCOME                              1,485,396         87,530,682         52,489,544
    Net realized gain (loss) on sale of
      investments                                         51             (6,979)                (2)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $1,485,447        $87,523,703        $52,489,542
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                      NATIONAL TAX-FREE MONEY MARKET FUND
                                                -----------------------------------------
                                                       (UNAUDITED)
                                                       FOR THE SIX                FOR THE
                                                      MONTHS ENDED             YEAR ENDED
                                                    SEPT. 30, 1999         MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                              $  1,485,396           $  2,806,612
Net realized gain (loss) on sale of
  investments                                                51                   (327)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     1,485,447              2,806,285
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
    CLASS A                                          (1,071,125)            (1,624,736)
    ADMINISTRATIVE CLASS                                    N/A                    N/A
    CLASS E                                                 N/A                    N/A
    INSTITUTIONAL CLASS                                (414,271)            (1,181,876)
    SERVICE CLASS                                           N/A                    N/A
  From net realized gain on sale of
    investments
    CLASS A                                                   0                      0
    ADMINISTRATIVE CLASS                                    N/A                    N/A
    CLASS E                                                 N/A                    N/A
    INSTITUTIONAL CLASS                                       0                      0
    SERVICE CLASS                                           N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A               159,343,901            234,230,273
  Reinvestment of dividends - Class A                 1,194,654              1,622,320
  Cost of shares redeemed - Class A                (120,729,269)          (230,195,239)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                             39,809,286              5,657,354
  Proceeds from shares sold -
    Administrative Class                                    N/A                    N/A
  Reinvestment of dividends -
    Administrative Class                                    N/A                    N/A
  Cost of shares redeemed -
    Administrative Class                                    N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                       N/A                    N/A
  Proceeds from shares sold - Class E                       N/A                    N/A
  Reinvestment of dividends - Class E                       N/A                    N/A
  Cost of shares redeemed - Class E                         N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                    N/A                    N/A
  Proceeds from shares sold -
    Institutional Class                             177,951,972            506,716,299
  Reinvestment of dividends -
    Institutional Class                                 105,445                214,647
  Cost of shares redeemed -
    Institutional Class                            (180,792,896)          (537,304,518)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                 (2,735,479)           (30,373,572)
  Proceeds from shares sold - Service
    Class                                                   N/A                    N/A
  Reinvestment of dividends - Service
    Class                                                   N/A                    N/A
  Cost of shares redeemed - Service
    Class                                                   N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                              N/A                    N/A
INCREASE (DECREASE) IN NET ASSETS                    37,073,858            (24,716,545)

NET ASSETS:
  Beginning net assets                               88,878,587            113,595,132
  ENDING NET ASSETS                                $125,952,445           $ 88,878,587
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                                           PRIME MONEY MARKET FUND           TREASURY PLUS MONEY MARKET FUND
                                             -------------------------------------     -------------------------------------
                                                  (UNAUDITED)                               (UNAUDITED)
                                                  FOR THE SIX              FOR THE          FOR THE SIX              FOR THE
                                                 MONTHS ENDED           YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                               SEPT. 30, 1999       MARCH 31, 1999       SEPT. 30, 1999       MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                         $   87,530,682       $  152,557,970      $    52,489,544       $  102,461,486
Net realized gain (loss) on sale of
  investments                                         (6,979)              94,589                   (2)              94,206
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 87,523,703          152,652,559           52,489,542          102,555,692
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
    CLASS A                                      (12,317,278)         (27,896,647)         (12,074,264)         (21,822,781)
    ADMINISTRATIVE CLASS                         (10,270,127)         (28,624,366)          (1,839,553)          (6,110,905)
    CLASS E                                              N/A                  N/A          (11,694,246)         (28,595,708)
    INSTITUTIONAL CLASS                          (33,781,023)         (55,769,695)         (15,954,588)         (24,663,853)
    SERVICE CLASS                                (31,199,047)         (40,267,262)         (10,926,893)         (21,268,239)
  From net realized gain on sale of
    investments
    CLASS A                                                0              (20,169)                   0              (28,818)
    ADMINISTRATIVE CLASS                                   0              (21,999)                   0               (6,270)
    CLASS E                                              N/A                  N/A                    0              (34,041)
    INSTITUTIONAL CLASS                                    0              (44,180)                   0              (29,922)
    SERVICE CLASS                                          0              (36,688)                   0              (27,945)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          1,386,504,174        3,566,811,184        1,106,353,627        1,880,148,228
  Reinvestment of dividends - Class A              2,696,837            7,603,683            2,680,280            4,574,374
  Cost of shares redeemed - Class A           (1,483,050,777)      (3,589,517,754)      (1,066,755,596)      (1,722,403,471)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                         (93,849,766)         (15,102,887)          42,278,311          162,319,131
  Proceeds from shares sold -
    Administrative Class                         801,755,997        1,792,211,104           70,547,602          211,237,826
  Reinvestment of dividends -
    Administrative Class                          11,108,370           27,149,796            2,079,789            6,183,801
  Cost of shares redeemed -
    Administrative Class                        (918,645,406)      (1,953,181,855)         (97,969,603)        (294,254,788)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS           (105,781,039)        (133,820,955)         (25,342,212)         (76,833,161)
  Proceeds from shares sold - Class E                    N/A                  N/A          757,333,746        1,690,444,889
  Reinvestment of dividends - Class E                    N/A                  N/A                    1                    0
  Cost of shares redeemed - Class E                      N/A                  N/A         (713,456,607)      (1,821,543,593)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                 N/A                  N/A           43,877,140         (131,098,704)
  Proceeds from shares sold -
    Institutional Class                       24,131,440,370       10,313,551,923       25,808,059,953        5,020,036,817
  Reinvestment of dividends -
    Institutional Class                           16,511,504           19,732,250            7,101,906            5,523,692
  Cost of shares redeemed -
    Institutional Class                      (24,615,842,236)      (9,431,689,997)     (25,741,160,218)      (5,033,058,755)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS            (467,890,362)         901,594,176           74,001,641           (7,498,246)
  Proceeds from shares sold - Service
    Class                                      2,096,987,938        2,945,429,480        1,843,924,737        3,847,684,188
  Reinvestment of dividends - Service
    Class                                         24,601,508           20,604,434            3,941,144            5,368,260
  Cost of shares redeemed - Service
    Class                                     (1,737,092,198)      (2,505,257,696)      (2,006,597,246)      (3,772,268,891)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                   384,497,248          460,776,218         (158,731,365)          80,783,557
INCREASE (DECREASE) IN NET ASSETS               (283,067,691)       1,213,418,105          (23,916,487)          27,639,787

NET ASSETS:
  Beginning net assets                         3,862,913,134        2,649,495,029        2,170,334,965        2,142,695,178
  ENDING NET ASSETS                           $3,579,845,443       $3,862,913,134      $ 2,170,334,965       $2,142,695,178
----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               NATIONAL TAX-FREE MONEY
                                                                           MARKET FUND
                                                                               CLASS A
                                                              ------------------------
                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                    ENDED   YEAR ENDED
                                                                SEPT. 30,    MARCH 31,
                                                                     1999         1999
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00        $1.00
                                                               ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.01         0.03
  Net realized gain (loss) on investments                           0.00         0.00
                                                               ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                                    0.01         0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.01)       (0.03)
  Distributions from net realized gain                              0.00         0.00
                                                               ---------    ---------
TOTAL FROM DISTRIBUTIONS                                           (0.01)       (0.03)
                                                               ---------    ---------
NET ASSET VALUE, END OF PERIOD                                     $1.00        $1.00
                                                               =========    =========
TOTAL RETURN (NOT ANNUALIZED)                                      1.28%        2.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $104,759      $64,950
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          0.70%        0.70%
  Ratio of net investment income to average net assets             2.55%        2.56%
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          0.95%        0.97%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           2.30%        2.29%
--------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                    NATIONAL TAX-FREE MONEY MARKET FUND (CONT.)
                                              CLASS A (CONT.)               INSTITUTIONAL CLASS
                              ------------------------------- ---------------------------------
                                                              (UNAUDITED)
                                         SIX MONTHS    PERIOD  SIX MONTHS                PERIOD
                              YEAR ENDED      ENDED     ENDED       ENDED YEAR ENDED      ENDED
                               MARCH 31,  MARCH 31, SEPT. 30,   SEPT. 30,  MARCH 31,  MARCH 31,
                                    1998   1997 (1)  1996 (4)        1999       1999   1998 (2)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.03       0.01       0.01       0.01       0.03       0.01
  Net realized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.03       0.01       0.01       0.01       0.03       0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)     (0.01)     (0.01)      (0.01)     (0.03)     (0.01)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.03)     (0.01)     (0.01)      (0.01)     (0.03)     (0.01)
                              ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              =========  =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                     2.93%      1.36%      1.51%      1.49%      3.01%      0.91%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $59,293    $35,253     $4,975    $21,193    $23,929    $54,302
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets          0.70%(3)   0.64%(3)   0.62%(3)      0.30%     0.30%      0.30%
  Ratio of net investment
    income to average net
    assets                      2.87%(3)   2.68%(3)   2.71%(3)      2.93%     3.02%      3.05%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                      1.13%(3)   1.58%(3)   3.56%(3)      0.65%     0.62%      0.52%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                      2.44%(3)   1.74%(3)     (0.23)%(3)      2.58%     2.70%     2.83%
-----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   PRIME MONEY MARKET
                                                                             FUND (1)
                                                                              CLASS A
                                                              -----------------------
                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                    ENDED  YEAR ENDED
                                                                SEPT. 30,   MARCH 31,
                                                                     1999        1999
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00       $1.00
                                                               ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.02        0.05
  Net realized gain (loss) on investments                           0.00        0.00
                                                               ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                                    0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.02)      (0.05)
  Distributions from net realized gain                              0.00        0.00
                                                               ---------   ---------
TOTAL FROM DISTRIBUTIONS                                           (0.02)      (0.05)
                                                               ---------   ---------
NET ASSET VALUE, END OF PERIOD                                     $1.00       $1.00
                                                               =========   =========
TOTAL RETURN (NOT ANNUALIZED)                                      2.22%       4.83%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $483,357    $577,213
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          0.75%       0.72%
  Ratio of net investment income to average net assets             4.39%       4.71%
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          0.80%       0.78%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           4.34%       4.65%
-------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                             PRIME MONEY MARKET FUND (1) (CONT.)
                                               CLASS A (CONT.)              ADMINISTRATIVE CLASS
                              -------------------------------- ---------------------------------
                                                               (UNAUDITED)
                                         SIX MONTHS             SIX MONTHS                PERIOD
                              YEAR ENDED      ENDED YEAR ENDED       ENDED YEAR ENDED      ENDED
                               MARCH 31,  MARCH 31,  SEPT. 30,   SEPT. 30,  MARCH 31,  MARCH 31,
                                    1998   1997 (2)   1996 (3)        1999       1999   1998 (4)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00       $1.00      $1.00      $1.00
                              ---------  ---------  ---------   ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.05       0.02       0.05        0.02       0.05       0.02
  Net realized gain (loss)
    on investments                 0.00       0.00       0.00        0.00       0.00       0.00
                              ---------  ---------  ---------   ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.05       0.02       0.05        0.02       0.05       0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.05)     (0.02)     (0.05)      (0.02)     (0.05)     (0.02)
  Distributions from net
    realized gain                  0.00       0.00       0.00        0.00       0.00       0.00
                              ---------  ---------  ---------   ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.05)     (0.02)     (0.05)      (0.02)     (0.05)     (0.02)
                              ---------  ---------  ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00       $1.00      $1.00      $1.00
                              =========  =========  =========   =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                     5.24%      2.49%      5.09%       2.38%      5.12%      1.57%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $592,317   $277,044   $264,900    $361,365   $467,151   $600,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.61%      0.55%      0.55%       0.45%      0.43%      0.40%
  Ratio of net investment
    income to average net
    assets                        5.11%      4.95%      5.06%       4.68%      5.02%      5.34%
------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.83%      0.75%      0.68%       0.63%      0.59%      0.55%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.89%      4.75%      4.93%       4.50%      4.86%      5.19%
------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                       PRIME MONEY MARKET FUND (1) (CONT.)
                                                                       INSTITUTIONAL CLASS
                                                     -------------------------------------
                                                     (UNAUDITED)
                                                      SIX MONTHS
                                                           ENDED   YEAR ENDED   YEAR ENDED
                                                       SEPT. 30,    MARCH 31,    MARCH 31,
                                                            1999         1999         1998
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00        $1.00        $1.00
                                                      ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.02         0.05         0.05
  Net realized gain (loss) on investments                  0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                           0.02         0.05         0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.02)       (0.05)       (0.05)
  Distributions from net realized gain                     0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                                  (0.02)       (0.05)       (0.05)
                                                      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                            $1.00        $1.00        $1.00
                                                      =========    =========    =========
TOTAL RETURN (NOT ANNUALIZED)                             2.48%        5.31%        5.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                   $1,236,187   $1,704,093     $802,511
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                 0.25%        0.25%        0.25%
  Ratio of net investment income to average net
    assets                                                4.89%        5.12%        5.46%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     0.45%        0.39%        0.41%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                                4.69%        4.98%        5.30%
------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                            PRIME MONEY MARKET FUND (1) (CONT.)
                                  INSTITUTIONAL CLASS (CONT.)                     SERVICE CLASS
                              ------------------------------- ---------------------------------
                                                              (UNAUDITED)
                              SIX MONTHS               PERIOD  SIX MONTHS
                                   ENDED YEAR ENDED     ENDED       ENDED YEAR ENDED YEAR ENDED
                               MARCH 31,  SEPT. 30, SEPT. 30,   SEPT. 30,  MARCH 31,  MARCH 31,
                                1997 (2)       1996  1995 (3)        1999       1999       1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.03       0.05       0.01       0.02       0.05       0.05
  Net realized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.03       0.05       0.01       0.02       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)     (0.05)     (0.01)      (0.02)     (0.05)     (0.05)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.03)     (0.05)     (0.01)      (0.02)     (0.05)     (0.05)
                              ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              =========  =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                     2.64%      5.39%    5.65%**      2.38%      5.10%      5.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $538,195   $423,959    $30,606 $1,498,937  $1,114,456  $653,693
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.25%      0.25%      0.26%      0.45%      0.45%      0.45%
  Ratio of net investment
    income to average net
    assets                        5.25%      5.33%      5.67%      4.70%      4.93%      5.24%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.38%      0.60%      0.69%      0.70%      0.68%      0.65%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        5.12%      4.98%      5.24%      4.45%      4.70%      5.04%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                       PRIME MONEY MARKET FUND (1) (CONT.)
                                                                     SERVICE CLASS (CONT.)
                                                     -------------------------------------
                                                      SIX MONTHS
                                                           ENDED   YEAR ENDED   YEAR ENDED
                                                       MARCH 31,    SEPT. 30,    SEPT. 30,
                                                        1997 (2)         1996         1995
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00        $1.00        $1.00
                                                      ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.03         0.05         0.05
  Net realized gain (loss) on investments                  0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                           0.03         0.05         0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.03)       (0.05)       (0.05)
  Distributions from net realized gain                     0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                                  (0.03)       (0.05)       (0.05)
                                                      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                            $1.00        $1.00        $1.00
                                                      =========    =========    =========
TOTAL RETURN (NOT ANNUALIZED)                             2.54%        5.19%        5.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                     $626,105     $740,760     $614,101
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                 0.45%        0.45%        0.41%
  Ratio of net investment income to average net
    assets                                                5.04%        5.14%        5.47%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     0.60%        0.62%        0.68%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                                4.89%        4.97%        5.20%
------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                  TREASURY PLUS MONEY MARKET FUND (4)
                                                                              CLASS A
                              -------------------------------------------------------
                              (UNAUDITED)
                               SIX MONTHS                       SIX MONTHS
                                    ENDED YEAR ENDED YEAR ENDED      ENDED YEAR ENDED
                                SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,
                                     1999       1999       1998   1997 (2)   1996 (3)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00      $1.00      $1.00      $1.00      $1.00
                               ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02       0.05       0.05       0.02       0.05
  Net realized gain (loss)
    on investments                  0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02       0.05       0.05       0.02       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)     (0.05)     (0.05)     (0.02)     (0.05)
  Distributions from net
    realized gain                   0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS           (0.02)     (0.05)     (0.05)     (0.02)     (0.05)
                               ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                           $1.00      $1.00      $1.00      $1.00      $1.00
                               =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                      2.13%      4.62%      5.06%      2.42%      4.95%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $586,181   $543,903   $381,594    $66,486    $53,706
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%      0.65%      0.62%      0.55%      0.55%
  Ratio of net investment
    income to average net
    assets                         4.20%      4.50%      4.93%      4.81%      4.96%
-------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.81%      0.79%      0.85%      0.75%      0.67%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.04%      4.36%      4.70%      4.61%      4.84%
-------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                       TREASURY PLUS MONEY MARKET FUND (2)
                                                                                   (CONT.)
                                                                      ADMINISTRATIVE CLASS
                                                     -------------------------------------
                                                     (UNAUDITED)
                                                      SIX MONTHS                    PERIOD
                                                           ENDED   YEAR ENDED        ENDED
                                                       SEPT. 30,    MARCH 31,    MARCH 31,
                                                            1999         1999     1998 (1)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00        $1.00        $1.00
                                                      ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.02         0.05         0.02
  Net realized gain (loss) on investments                  0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                           0.02         0.05         0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.02)       (0.05)       (0.02)
  Distributions from net realized gain                     0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                                  (0.02)       (0.05)       (0.02)
                                                      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                            $1.00        $1.00        $1.00
                                                      =========    =========    =========
TOTAL RETURN (NOT ANNUALIZED)                             2.23%        4.85%        1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                      $74,767     $100,109     $176,942
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                 0.45%        0.43%        0.40%
  Ratio of net investment income to average net
    assets                                                4.40%        4.80%        5.17%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     0.71%        0.63%        0.56%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                                4.14%        4.60%        5.01%
------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                 TREASURY PLUS MONEY MARKET FUND (2) (CONT.)
                                                                   CLASS E               INSTITUTIONAL CLASS
                              -------------------------------------------- ---------------------------------
                              (UNAUDITED)                                  (UNAUDITED)
                               SIX MONTHS                           PERIOD  SIX MONTHS
                                    ENDED YEAR ENDED YEAR ENDED      ENDED       ENDED YEAR ENDED YEAR ENDED
                                SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,   SEPT. 30,  MARCH 31,  MARCH 31,
                                     1999       1999       1998   1997 (3)        1999       1999       1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00      $1.00      $1.00      $1.00       $1.00      $1.00      $1.00
                               ---------  ---------  ---------  ---------   ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02       0.05       0.05       0.00        0.02       0.05       0.05
  Net realized gain (loss)
    on investments                  0.00       0.00       0.00       0.00        0.00       0.00       0.00
                               ---------  ---------  ---------  ---------   ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02       0.05       0.05       0.00        0.02       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)     (0.05)     (0.05)      0.00       (0.02)     (0.05)     (0.05)
  Distributions from net
    realized gain                   0.00       0.00       0.00       0.00        0.00       0.00       0.00
                               ---------  ---------  ---------  ---------   ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS           (0.02)     (0.05)     (0.05)      0.00       (0.02)     (0.05)     (0.05)
                               ---------  ---------  ---------  ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                           $1.00      $1.00      $1.00      $1.00       $1.00      $1.00      $1.00
                               =========  =========  =========  =========   =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                      2.13%      4.62%      4.99%      0.11%       2.33%      5.04%      5.41%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $628,328   $584,451   $715,554   $820,657    $567,988   $493,987   $501,494
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%      0.65%      0.65%      0.65%       0.25%      0.25%      0.25%
  Ratio of net investment
    income to average net
    assets                         4.20%      4.54%      4.87%      4.86%       4.59%      4.92%      5.28%
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.81%      0.78%      0.84%      0.88%       0.45%      0.41%      0.40%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.04%      4.41%      4.68%      4.63%       4.39%      4.76%      5.13%
------------------------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                       TREASURY PLUS MONEY MARKET FUND (3)
                                                                                   (CONT.)
                                                               INSTITUTIONAL CLASS (CONT.)
                                                     -------------------------------------
                                                      SIX MONTHS                    PERIOD
                                                           ENDED   YEAR ENDED        ENDED
                                                       MARCH 31,    SEPT. 30,    SEPT. 30,
                                                        1997 (1)         1996     1995 (2)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00        $1.00        $1.00
                                                      ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.03         0.05         0.01
  Net realized gain (loss) on investments                  0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                           0.03         0.05         0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.03)       (0.05)       (0.01)
  Distributions from net realized gain                     0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                                  (0.03)       (0.05)       (0.01)
                                                      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                            $1.00        $1.00        $1.00
                                                      =========    =========    =========
TOTAL RETURN (NOT ANNUALIZED)                             2.58%        5.26%      5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                     $449,647     $540,689      $36,443
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                 0.25%        0.25%        0.26%
  Ratio of net investment income to average net
    assets                                                5.11%        5.21%        5.42%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     0.39%        0.59%        0.69%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                                4.97%        4.87%        4.99%
------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                     TREASURY PLUS MONEY MARKET FUND (3) (CONT.)
                                                                                   SERVICE CLASS
                              ------------------------------------------------------------------
                              (UNAUDITED)
                               SIX MONTHS                       SIX MONTHS
                                    ENDED YEAR ENDED YEAR ENDED      ENDED YEAR ENDED YEAR ENDED
                                SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,  SEPT. 30,
                                     1999       1999       1998   1997 (1)       1996       1995
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                               ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02       0.05       0.05       0.02       0.05       0.05
  Net realized gain (loss)
    on investments                  0.00       0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02       0.05       0.05       0.02       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)     (0.05)     (0.05)     (0.02)     (0.05)     (0.05)
  Distributions from net
    realized gain                   0.00       0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS           (0.02)     (0.05)     (0.05)     (0.02)     (0.05)     (0.05)
                               ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                               =========  =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                      2.23%      4.83%      5.20%      2.47%      5.03%      5.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $289,154   $447,886   $367,111   $483,401  $1,340,325 $1,001,707
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%      0.45%      0.45%      0.45%      0.45%      0.42%
  Ratio of net investment
    income to average net
    assets                         4.39%      4.70%      5.07%      4.91%      4.98%      5.32%
------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.71%      0.70%      0.65%      0.61%      0.60%      0.66%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.13%      4.45%      4.87%      4.75%      4.83%      5.08%
------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the National Tax-Free Money Market, Prime Money Market, and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
  Prior to August 1, 1998 the National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds were known as the "National Tax-Free Money Market Mutual", "Prime Money Market Mutual" and "Treasury Money Market Mutual" Funds, respectively.
  Effective at the close of business on December 12, 1997, the Funds of Overland Express, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as a "feeder" fund in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The National Tax-Free Money Market Fund offers Class A and Institutional Class shares. The Prime Money Market and Treasury Plus Money Market Funds offer
Class A, Administrative Class, Institutional Class, and Service Class shares. The Treasury Plus Money Market Fund also offers Class E shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1998. The National Tax-Free Money Market Fund had estimated net capital loss carryforwards at December 31, 1998 as follows:

                                                  YEAR   CAPITAL LOSS
FUND                                           EXPIRES  CARRYFORWARDS
---------------------------------------------------------------------
National Tax-Free Money Market Fund              2003      $6,351
                                                 2004         437
                                                 2006       3,692

  Any loss carryforwards from Overland are included in the Fund's carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual percentage rate of 0.30% of the average daily net assets of the National Tax-Free Money Market Fund and 0.25% of the average daily net assets of the Prime Money Market and Treasury Plus Money Market Funds. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $1 billion and 0.04% of the Funds' average daily net assets in excess of $1 billion. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB is responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million. On June 3, 1999, WFB and Forum Accounting Services ("Forum") entered into an agreement, whereby WFB desires that Forum performs certain fund accounting services for WFB with respect to each Fund and Class thereof. A fixed monthly fee, and a basis point fee of 0.0025% of the average annual daily net assets of each Fund will also be charged. The Company, on behalf of the applicable Fund, reimburses Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Sub Fund Accounting Agreement. On September 1, 1999, Forum began providing services for the National Tax-Free Money Market, Prime Money Market, and Treasury Plus Money Market Funds.
  On June 4, 1999, the Company entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest Bank"), whereby Norwest

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

Bank is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest Bank is entitled to a monthly fee for custody services at the annual rate of 0.0167% of the average daily net assets of each Fund and to an additional fixed fee for certain funds. Prior to June 4, 1999, WFB performed the above services for the same fees.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds. Prior to July 17, 1999 the Company had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Funds. Under the prior transfer agency contract, WFB was entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A shares of the Funds, 0.10% of the average daily net assets of the Service Class shares of the Prime Money Market and Treasury Plus Money Market Funds and the Class E shares of the Treasury Plus Money Market Fund, and 0.02% of the average daily net assets of the Institutional Class shares of the Funds and the Administrative Class shares of the Prime Money Market and Treasury Plus Money Market Funds.
  The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1999, were as follows:

                                                         ADMINISTRATIVE            INSTITUTIONAL
FUND                                            CLASS A           CLASS   CLASS E          CLASS  SERVICE CLASS
---------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund            $ 31,619         N/A           N/A     $ 2,056             N/A
Prime Money Market Fund                         174,556      30,514           N/A      89,352      $  393,185
Treasury Plus Money Market Fund                 181,112       5,591      $172,047      47,764         161,974

  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Prime Money Market and Treasury Plus Money Market Funds and the Class E shares of the Treasury Plus Money Market Fund, 0.25% of the average daily net assets of the Class A shares of the National Tax-Free Money Market Fund, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Prime Money Market and Treasury Plus Money Market Funds.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

  The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1999, were as follows:

                                                         ADMINISTRATIVE
FUND                                            CLASS A           CLASS   CLASS E        SERVICE CLASS
------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund            $104,920          N/A         N/A              N/A
Prime Money Market Fund                         840,927     $328,817         N/A        1,325,663
Treasury Plus Money Market Fund                 862,011       62,723     835,378          498,082

  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds. Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Funds with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A shares of the Funds and the Class E shares of the Treasury Plus Money Market Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Funds provides that each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.
  Under the Plan for Class E shares of the Treasury Plus Money Market Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  For the six months ended September 30, 1999, the Treasury Plus Money Market Fund paid no distribution fees for the Class A shares. Distribution fees for the Class A shares of the National Tax-Free Money Market and Prime Money Market Funds for the six months ended September 30, 1999, are disclosed in the Statement of Operations.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  The registration fees paid on behalf of the Funds for the six months ended September 30, 1999, were as follows:

                                                         ADMINISTRATIVE            INSTITUTIONAL
FUND                                            CLASS A           CLASS   CLASS E          CLASS  SERVICE CLASS
---------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund             $  892          N/A          N/A      $2,448            N/A
Prime Money Market Fund                          3,453      $61,603          N/A       1,792         $6,453
Treasury Plus Money Market Fund                  7,309       40,151       $7,245       4,155          3,843

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1999 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1999, Stephens owned 267 shares of the National Tax-Free Money Market Fund, 1,609,583 shares of the Prime Money Market Fund, and 147,335 shares of the Treasury Plus Money Market Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1999, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

  Capital share transactions for the Funds were as follows:

                                                NATIONAL TAX-FREE MONEY MARKET FUND
                                               ------------------------------------
                                                     (UNAUDITED)
                                                         FOR THE            FOR THE
                                                SIX MONTHS ENDED         YEAR ENDED
                                                  SEPT. 30, 1999     MARCH 31, 1999
-----------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                            159,343,900       234,230,273
  Shares issued in reinvestment of dividends
    -- Class A                                        1,194,654         1,622,320
  Shares redeemed -- Class A                       (120,729,269)     (230,195,239)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- CLASS A                                         39,809,285         5,657,354
  Shares sold -- Institutional Class                177,941,972       506,716,299
  Shares issued in reinvestment of dividends
    -- Institutional Class                              105,445           214,647
  Shares redeemed -- Institutional Class           (180,782,896)     (537,304,518)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- INSTITUTIONAL CLASS                             (2,735,479)      (30,373,572)

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

                                                            PRIME MONEY MARKET FUND
                                               ------------------------------------
                                                    (UNAUDITED)
                                                        FOR THE
                                               SIX MONTHS ENDED  FOR THE YEAR ENDED
                                                 SEPT. 30, 1999      MARCH 31, 1999
-----------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                         1,386,504,172      3,566,811,184
  Shares issued in reinvestment of dividends
    -- Class A                                       2,696,837          7,603,683
  Shares redeemed -- Class A                    (1,483,050,777)    (3,589,517,754)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- CLASS A                                       (93,849,768)       (15,102,887)
  Shares sold -- Administrative Class              801,755,996      1,792,211,104
  Shares issued in reinvestment of dividends
    -- Administrative Class                         11,108,370         27,149,796
  Shares redeemed -- Administrative Class         (918,645,406)    (1,953,181,855)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- ADMINISTRATIVE CLASS                         (105,781,040)      (133,820,955)
  Shares sold -- Institutional Class            24,131,440,370     10,313,551,923
  Shares issued in reinvestment of dividends
    -- Institutional Class                          16,511,504         19,732,250
  Shares redeemed -- Institutional Class       (24,615,842,236)    (9,431,689,997)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- INSTITUTIONAL CLASS                          (467,890,362)       901,594,176
  Shares sold -- Service Class                   2,096,987,938      2,945,429,480
  Shares issued in reinvestment of dividends
    --
    Service Class                                   24,601,508         20,604,434
  Shares redeemed -- Service Class              (1,737,092,198)    (2,505,257,696)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- SERVICE CLASS                                 384,497,248        460,776,218

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

                                                    TREASURY PLUS MONEY MARKET FUND
                                               ------------------------------------
                                                    (UNAUDITED)
                                                        FOR THE
                                               SIX MONTHS ENDED  FOR THE YEAR ENDED
                                                 SEPT. 30, 1999      MARCH 31, 1999
-----------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                         1,106,353,677      1,880,148,228
  Shares issued in reinvestment of dividends
    -- Class A                                       2,680,280          4,574,374
  Shares redeemed -- Class A                    (1,066,755,646)    (1,722,403,471)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- CLASS A                                        42,278,311        162,319,131
  Shares sold -- Administrative Class               70,547,603        211,237,826
  Shares issued in reinvestment of dividends
    -- Administrative Class                          2,079,789          6,183,801
  Shares redeemed -- Administrative Class          (97,969,603)      (294,254,788)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- ADMINISTRATIVE CLASS                          (25,342,211)       (76,833,161)
  Shares sold -- Class E                           757,333,745      1,690,444,889
  Shares issued in reinvestment of dividends
    -- Class E                                               1                  0
  Shares redeemed -- Class E                      (713,456,607)    (1,821,543,593)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- CLASS E                                        43,877,139       (131,098,704)
  Shares sold -- Institutional Class            25,808,059,952      5,020,036,817
  Shares issued in reinvestment of dividends
    -- Institutional Class                           7,101,906          5,523,692
  Shares redeemed -- Institutional Class       (25,741,162,218)    (5,033,058,755)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- INSTITUTIONAL CLASS                            73,999,640         (7,498,246)
  Shares sold -- Service Class                   1,843,924,738      3,847,684,188
  Shares issued in reinvestment of dividends
    --
    Service Class                                    3,941,144          5,368,260
  Shares redeemed -- Service Class              (2,006,595,246)    (3,772,268,891)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- SERVICE CLASS                                (158,729,364)        80,783,557

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company presented the reorganiza-

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

tion to Company's shareholders and gained approval at a special shareholders' meeting in August, 1999. At the close of business November 5, 1999, the Stagecoach National Tax-Free Money Market Fund (Class I) and Norwest Advantage Municipal Money Market Fund (Service Class) were reorganized to form the Wells Fargo National Tax-Free Institutional Money Market Fund. The Stagecoach Prime Money Market Fund (Classes I, Admin, and Service) and Norwest Advantage Cash Investment Fund were reorganized to form the Wells Fargo Cash Investment Money Market Fund. The Stagecoach Treasury Plus Money Market Fund (Classes I, Admin, and Service) and Norwest Advantage Treasury Plus Fund were reorganized to form the Wells Fargo Treasury Plus Institutional Money Market Fund. These financial statements are applicable to the Wells Fargo Funds having former Stagecoach Funds as accounting survivors. Please see your Wells Fargo Funds prospectus for details about your Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
  The required majority of shareholders of each Fund voted to approve the reorganization of their Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, each of the Money Market Funds listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                                       FOR       AGAINST       ABSTAIN
------------------------------------------------------------------------------------------
National Tax-Free Money Market                      55,480,679     2,227,485     1,305,588
Prime Money Market                               1,848,974,930    42,370,079    51,408,782
Treasury Plus Money Market                       1,483,214,344    26,470,452    14,389,361

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                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --  Association of Bay Area Governments
ADR               --  American Depository Receipts
AMBAC             --  American Municipal Bond Assurance Corporation
AMT               --  Alternative Minimum Tax
ARM               --  Adjustable Rate Mortgages
BART              --  Bay Area Rapid Transit
CDA               --  Community Development Authority
CDSC              --  Contingent Deferred Sales Charge
CGIC              --  Capital Guaranty Insurance Company
CGY               --  Capital Guaranty Corporation
CMT               --  Constant Maturity Treasury
COFI              --  Cost of Funds Index
CONNIE LEE        --  Connie Lee Insurance Company
COP               --  Certificate of Participation
CP                --  Commercial Paper
CTF               --  Common Trust Fund
DW&P              --  Department of Water & Power
DWR               --  Department of Water Resources
EDFA              --  Education Finance Authority
FGIC              --  Financial Guaranty Insurance Corporation
FHA               --  Federal Housing Authority
FHLB              --  Federal Home Loan Bank
FHLMC             --  Federal Home Loan Mortgage Corporation
FNMA              --  Federal National Mortgage Association
FRN               --  Floating Rate Notes
FSA               --  Financial Security Assurance, Inc
GNMA              --  Government National Mortgage Association
GO                --  General Obligation
HFA               --  Housing Finance Authority
HFFA              --  Health Facilities Financing Authority
IDA               --  Industrial Development Authority
LIBOR             --  London Interbank Offered Rate
LLC               --  Limited Liability Corporation
LOC               --  Letter of Credit
LP                --  Limited Partnership
MBIA              --  Municipal Bond Insurance Association
MFHR              --  Multi-Family Housing Revenue
MUD               --  Municipal Utility District
MTN               --  Medium Term Note
PCFA              --  Pollution Control Finance Authority
PCR               --  Pollution Control Revenue
PFA               --  Public Finance Authority
PLC               --  Private Placement
PSFG              --  Public School Fund Guaranty
RAW               --  Revenue Anticipation Warrants
RDA               --  Redevelopment Authority
RDFA              --  Redevelopment Finance Authority
R&D               --  Research & Development
SFMR              --  Single Family Mortgage Revenue
TBA               --  To Be Announced
TRAN              --  Tax Revenue Anticipation Notes
USD               --  Unified School District
V/R               --  Variable Rate
WEBS              --  World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/ or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

-C- Stagecoach Funds

STAGECOACH FUNDS-Registered Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
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